SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)						3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 13, 2026 shares	Oct. 29, 2025 USD ($) shares	Jan. 30, 2024 shares	Nov. 30, 2023 USD ($) $ / shares shares	Feb. 17, 2022 shares	Jun. 30, 2026 USD ($) shares	Mar. 31, 2026 USD ($)	Mar. 31, 2026 EUR (€)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Oct. 31, 2025	Dec. 31, 2023 USD ($)	Sep. 23, 2023 EUR (€)
General and administrative						$ 4,230,569	$ 4,321,313		$ 2,135,030	$ 8,551,882	$ 4,271,708	$ 11,561,028	$ 11,023,841
Net income (loss)						7,676,005	6,873,507		(425,456)	14,549,512	(111,334)	5,828,978	236,586
Other interest income (expense)							132,448
Total other income (expense)						292,125	14,611		(258,911)	306,736	(352,634)	(238,596)	872,025
Net income (loss) attributable to noncontrolling interest						(34,926)	6,241		12,467	(28,685)	33,777	31,389	(10,958)
Net income (loss) attributable to FDCTech, Inc						7,710,931	6,867,266		(437,923)	14,578,197	(145,111)	5,797,589	247,544
Cash and cash equivalents including restricted cash						25,884,495	32,461,760		19,063,258	25,884,495	19,063,258	17,669,749	25,376,957		$ 31,316,461
Related party receivable						21,783,493	35,019,729			21,783,493		40,090,051	1,682,450
Right of use (lease)						766,338	766,338			766,338		811,038	978,254
Operating lease liability, current						143,802	143,802			143,802		165,692	181,580
Operating lease liability, noncurrent						338,253	338,253			338,253		364,655	530,348
Other trade and tax receivable						88,986	88,986			88,986
Total liabilities and stockholders' equity (deficit)						55,089,794	72,807,161			55,089,794		64,051,886	33,768,927
Rebate income earned							804,664	€ 687,311
Cash and cash equivalents						18,184,787	4,122,505			18,184,787		11,855,861	13,850,168
Restricted cash						7,699,708	28,339,255			7,699,708		5,813,888	11,526,789
Client funds payable						7,699,708	28,339,255			7,699,708		5,813,888	11,526,789
Cash and cash equivalents restricted cash						25,884,495				25,884,495		17,669,749
Accounts receivable						177,775	358,932			177,775		188,415	25,000
Allowance for doubtful accounts						22,382				22,382		22,382
Marketing and advertising expense						214,085			293,937	618,387	570,141	1,336,685	1,466,616
Cash equivalents at carrying value						25,884,495				25,884,495		17,669,749
Revenues						$ 17,472,536	15,214,492		5,419,791	$ 32,687,028	11,396,739	34,959,399	26,943,718
Percentage of increase in revenue						222.40%				186.80%
Research and development expense						$ 0			0	$ 0	0	0	0
Impairment charges										0		$ 0	$ 0
Useful life												3 years	3 years
Capitalized computer software net						1,879,461				1,879,461		$ 1,480,246
Property plant and equipment net						180,424	$ 187,657			180,424		199,058	$ 185,195
Depreciation expense						$ 45,695			$ 43,276	$ 92,338	$ 82,108	$ 178,754	$ 186,350
Foreign exchange rate						1.00				1.00
Weighted average number of shares outstanding basic | shares						4,230,868			4,230,868	4,230,868	4,230,868	423,084,729	390,377,880
Cash						$ 25,884,495				$ 25,884,495		$ 11,855,861	$ 13,850,168
Client funds												5,813,888	11,526,789
[custom:CashAndCashEquivalents-0]													25,376,957
Other Assets, Current												15,258,896	12,658,241
Accounts Receivable, Allowance for Credit Loss												$ 22,382	$ 22,382
Stock Issued During Period, Shares, Acquisitions | shares		14,950
Stock Issued During Period, Shares, New Issues | shares					96,778,105
Business acquisition percentage of voting interest acquired		99.90%
Interest of net book value percentage														0.10%
Administrative penalty | €																€ 419,997
Weighted Average Number of Shares Outstanding, Diluted | shares						241,415,268			4,230,868	241,415,268	4,230,868	423,084,729	390,377,880
Share Sale Agreement [Member]
Loss Contingency, Damages Sought, Value										$ 1,020,000.00		$ 1,020,000.00
Loss Contingency, Damages Awarded, Value										$ 915,000		$ 915,000
Gope S. Kundnani [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares	9,592,200									191,844
Series B Preferred Stock [Member]
Stock Issued During Period, Value, Acquisitions				$ 2,533,334
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares				1,800,000
Shares Issued, Price Per Share | $ / shares									$ 1.41		$ 1.41
Stock Issued During Period, Value, New Issues				$ 2,538,000
Series B Preferred Stock [Member] | Gope S. Kundnani [Member]
Stock Issued During Period, Shares, New Issues | shares			141,844	1,800,000
Stock Issued During Period, Value, New Issues				$ 2,538,000
Series B Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, Acquisitions | shares												1,800,000
Stock Issued During Period, Value, Acquisitions												$ 2,538,000
Alchemy Prime Ltd [Member]
Business Combination, Voting Equity Interest Acquired, Percentage				100.00%
Alchemy Prime Ltd [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, Acquisitions | shares				966,379
Stock Issued During Period, Value, Acquisitions				$ 1,362,594
Alchemy Markets Ltd. [Member]
General and administrative										$ 107,846
Business Combination, Voting Equity Interest Acquired, Percentage				49.90%
Alchemy Markets Ltd. [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, Acquisitions | shares				833,621
Stock Issued During Period, Value, Acquisitions				$ 1,175,406
Stock Issued During Period, Shares, New Issues | shares				1,800,000
Alchemy Markets Ltd. [Member] | Series B Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, Acquisitions | shares												833,621
Stock Issued During Period, Value, Acquisitions												$ 1,175,406
Shares Issued, Price Per Share | $ / shares				$ 1.41								$ 1.41
Alchemy Prime Holdings Ltd [Member]
Stock Issued During Period, Shares, New Issues | shares				833,621
Alchemy Prime Holdings Ltd [Member] | Gope S. Kundnani [Member]
Business Combination, Voting Equity Interest Acquired, Percentage				100.00%
Stock Issued During Period, Value, Acquisitions				$ 2,538,000
AIL [Member]
Net income (loss) attributable to FDCTech, Inc		$ 6,276,000
Business Combination, Voting Equity Interest Acquired, Percentage		99.90%
Stock Issued During Period, Shares, Acquisitions | shares		50,000
Business acquisition percentage of voting interest acquired		99.90%
Payments to Acquire Businesses, Gross		$ 2,000,000
Business Combination, Description of Acquiree		The remaining 0.1% of AIL’s shares were retained by a minority interest, resulting in a Non-Controlling Interest (“NCI”) of 0.1%.
Business Combination, Consideration Transferred		$ 2,000,000
Interest of net book value		$ (10,944)										$ 10,944
Interest of net book value percentage														0.10%
SYNC Capital Limited [Member]
Stock Issued During Period, Shares, Acquisitions | shares		35,000
Minimum [Member]
Right of use (lease)													$ 711,928
Cash and cash equivalents												25,376,957
Restricted cash												11,526,789
Property plant and equipment useful life						3 years				3 years
Cash												17,669,749
Maximum [Member]
Right of use (lease)												280,690	978,254
Operating lease liability, noncurrent												335,543
Property plant and equipment useful life						5 years				5 years
Cash												$ 11,855,861	$ 13,850,168
Software, In-Development [Member]
Useful life						3 years				3 years
Revenue Benchmark [Member] | Sales and Marketing [Member] | Customer [Member]
Concentration risk, percentage						1.23%			5.42%	1.89%	5.00%	3.82%	5.44%
AD Advisory Services Ltd [Member]
Noncontrolling interest ownership percentage						49.00%	49.00%			49.00%
Subsidiary, Ownership Percentage, Parent						51.00%				51.00%		51.00%
Alchemy Prime Ltd [Member]
Subsidiary, Ownership Percentage, Parent				49.90%		100.00%				100.00%		100.00%
Mr. Gope S Kundnani [Member]
Subsidiary, Ownership Percentage, Parent												50.00%
Previously Reported [Member]
General and administrative							$ 4,324,900
Net income (loss)							6,869,920					$ 5,814,612	$ (29,739)
Other interest income (expense)							132,492
Total other income (expense)							14,611
Net income (loss) attributable to noncontrolling interest
Net income (loss) attributable to FDCTech, Inc							6,869,920					5,797,589
Cash and cash equivalents including restricted cash							36,891,541
Related party receivable							30,154,645					40,090,051
Right of use (lease)							668,214					811,038
Operating lease liability, current							186,158					165,692
Operating lease liability, noncurrent							482,056					364,655
Other trade and tax receivable
Total liabilities and stockholders' equity (deficit)							72,195,266					64,051,886
Cash and cash equivalents												11,855,861
Restricted cash												5,813,888
Client funds payable							28,339,255
Accounts receivable							358,932					188,415
Revenues							15,214,492					34,959,399	26,943,718
Property plant and equipment net							187,657					199,058
Stock Issued During Period, Value, New Issues													20,000
Revision of Prior Period, Error Correction, Adjustment [Member]
General and administrative							3,587
Net income (loss)							3,587
Net income (loss) attributable to noncontrolling interest							6,241
Net income (loss) attributable to FDCTech, Inc							(2,654)
Cash and cash equivalents including restricted cash							4,429,781
Related party receivable							4,865,084
Right of use (lease)							98,124
Operating lease liability, current							42,356
Operating lease liability, noncurrent							143,803
Other trade and tax receivable							88,986
Total liabilities and stockholders' equity (deficit)							$ 611,895
Client funds payable													7,074,201
Client funds													$ 11,526,789